------------------------------------------------------------------------------
FEDERATED CAPITAL APPRECIATION FUND
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FEDERATED LARGE CAP GROWTH FUND
FEDERATED MARKET OPPORTUNITY FUND
FEDERATED MID CAP GROWTH STRATEGIES FUND
FEDERATED STRATEGIC VALUE FUND
FEDERATED TECHNOLOGY FUND
Portfolios of Federated Equity Funds

CLASS B SHARES (AS APPLICABLE)
CLASS C SHARES


SUPPLEMENT TO PROSPECTUSES DATED DECEMBER 31, 2005


1. Please replace footnote 1 under the first table in the Section entitled "What Do Shares Cost?" with the following:

1 The minimum subsequent investment amount for Systematic Investment Programs
(SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.
To maximize your return and minimize the sales charges and marketing fees, purchases of Class B Shares are generally limited to $100,000 and purchases of Class C Shares are generally limited to $1,000,000. Purchases in excess of these limits may be made in Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. See "Purchase Limits on Class B and Class C Shares" below. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.


2. Please insert the following as new subsections immediately following the subsection entitled "Reducing the Sales Charge with Breakpoint Discounts" under the Section entitled "What Do Shares Cost?" and immediately prior to the subsection entitled "Eliminating the Sales Charge":


PURCHASE LIMITS ON CLASS B AND CLASS C SHARES (UNTIL AUGUST 31, 2006)

In order to maximize shareholder returns and minimize sales charges and marketing fees, purchase orders for Class B Shares are generally limited to $100,000 and purchase orders for Class C Shares are generally limited to $1,000,000. If the amount of the purchase order would equal or exceed the limit, then the purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.


PURCHASE LIMITS ON CLASS B AND CLASS C SHARES (EFFECTIVE SEPTEMBER 1, 2006)

In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class B Shares are generally limited to $100,000 and an investor's purchases of Class C Shares are generally limited to $1,000,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.

                                                                 June 16, 2006

[Federated Logo]

Federated Equity Funds
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400 or

Federated Securities Corp., Distributor

Cusips:
314172 80 0 314172 88 3 314172 83 4 314172 82 6
314172 57 8 314172 73 5 314172 72 7 314172 79 2
314172 78 4 314172 20 6 314172 30 5
35003 (6/06)



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FEDERATED KAUFMANN FUND
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FEDERATED KAUFMANN SMALL CAP FUND
Portfolios of Federated Equity Funds

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS K SHARES


SUPPLEMENT TO PROSPECTUSES DATED DECEMBER 31, 2005


1. Under the section entitled "WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?" please add the following after "Risks of Foreign Investing.":


Emerging Markets Risks. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.





2. Under the section entitled "WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?" please add the following after "RISKS OF FOREIGN INVESTING":


EMERGING MARKET RISKS


Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.


Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.


CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS
Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.




3. Please replace footnote 1 under the first table in the Section entitled "What Do Shares Cost?" with the following:

1 The minimum subsequent investment amount for Systematic Investment Programs
(SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.
To maximize your return and minimize the sales charges and marketing fees, purchases of Class B Shares are generally limited to $100,000 and purchases of Class C Shares are generally limited to $1,000,000. Purchases in excess of these limits may be made in Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. See "Purchase Limits on Class B and Class C Shares" below. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.


4. Please insert the following as new subsections immediately following the subsection entitled "Reducing the Sales Charge with Breakpoint Discounts" under the Section entitled "What Do Shares Cost?" and immediately prior to the subsection entitled "Eliminating the Sales Charge":


PURCHASE LIMITS ON CLASS B AND CLASS C SHARES (UNTIL AUGUST 31, 2006)

In order to maximize shareholder returns and minimize sales charges and marketing fees, purchase orders for Class B Shares are generally limited to $100,000 and purchase orders for Class C Shares are generally limited to $1,000,000. If the amount of the purchase order would equal or exceed the limit, then the purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.


PURCHASE LIMITS ON CLASS B AND CLASS C SHARES (EFFECTIVE SEPTEMBER 1, 2006)

In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class B Shares are generally limited to $100,000 and an investor's purchases of Class C Shares are generally limited to $1,000,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.




                                                                 June 16, 2006

[Federated Logo]

Federated Equity Funds
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400 or

Federated Securities Corp., Distributor

Cusips:

314172 67 7 314172 66 9 314172 65 1 314172 64 4
314172 63 6 314172 62 8 314172 61 0 314172 53 7

35005 (6/06)